Discontinued Operation (Details) - Schedule of Current Liabilities of Discontinued Operation - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Liabilities of discontinued operation
Accounts payable	$ 194,650	$ 207,206
Other payable	75,715	62,119
Income tax payable	423,478	434,343
Total current liabilities	693,843	703,668
Total liabilities	$ 693,843	$ 703,668